Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 818,763
Ending balance	849,507	¥ 818,763
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,598,743	1,522,447
Additions	19,832	30,469
Internally developed	179,485	213,443
Sales or disposal	(146,791)	(188,201)
Exchange differences on translating foreign operations	34,987	18,092
Other	(2,823)	2,493
Ending balance	1,683,433	1,598,743
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(779,980)	(762,013)
Amortization	(159,443)	(175,092)
Sales or disposal	136,515	185,080
Exchange differences on translating foreign operations	(19,636)	(9,789)
Other	(11,382)	(18,166)
Ending balance	(833,926)	(779,980)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	671,403
Ending balance	693,649	671,403
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,108,616	1,083,525
Additions
Internally developed	159,174	201,889
Sales or disposal	(118,065)	(180,744)
Exchange differences on translating foreign operations	6,565	3,946
Other
Ending balance	1,156,290	1,108,616
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(437,213)	(456,333)
Amortization	(129,384)	(144,795)
Sales or disposal	118,065	180,744
Exchange differences on translating foreign operations	(1,288)	(906)
Other	(12,821)	(15,923)
Ending balance	(462,641)	(437,213)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	100,118
Ending balance	102,782	100,118
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	429,222	392,732
Additions	8,597	19,233
Internally developed	20,311	11,554
Sales or disposal	(15,760)	(6,028)
Exchange differences on translating foreign operations	22,365	10,655
Other	(2,484)	1,076
Ending balance	462,251	429,222
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(329,104)	(293,356)
Amortization	(29,290)	(29,646)
Sales or disposal	15,003	3,504
Exchange differences on translating foreign operations	(17,442)	(8,010)
Other	1,364	(1,596)
Ending balance	(359,469)	(329,104)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	47,242
Ending balance	53,076	47,242
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	60,905	46,190
Additions	11,235	11,236
Internally developed
Sales or disposal	(12,966)	(1,429)
Exchange differences on translating foreign operations	6,057	3,491
Other	(339)	1,417
Ending balance	64,892	60,905
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,663)	(12,324)
Amortization	(769)	(651)
Sales or disposal	3,447	832
Exchange differences on translating foreign operations	(906)	(873)
Other	75	(647)
Ending balance	¥ (11,816)	¥ (13,663)